Accruals and Other Payables (Details) - Schedule of Accruals and Other Payables	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Accruals and Other Payables [Abstract]
Payroll payable	$ 2,185,617	$ 279,816	$ 734,454
Interest payable	46,397	5,940	412,442
VAT	834,902	106,889	905,214
Others	138,789	17,768	190,505
Total	$ 3,205,705	$ 410,413	$ 2,242,615